UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2004


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        -----------------------------------------------------
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5098

Signature, Place, and Date of Signing:

TOBY HAMPDEN ACTON              London, England                7 April 2004
------------------              ---------------                ------------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           81
                                          ----------------------

Form 13F Information Table Value Total:         $251,105
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of     CUSIP      Value     Shrs or   SH/PRN  Put/  Investment   Other            Voting authority
                           class                (x$1000)   prn amt           Call  discretion   managers      Sole    Shared    None

3M COMPANY               COM         88579Y101     364       4440      Sh             Sole        N/A         4440


ABBOTT LABORATORIES      COM         002824100     645       15704     Sh             Sole        N/A         15704


ACCENTURE LTD BERMUDA    CL A        G1150G111     5691      229490    Sh             Sole        N/A         229490


AFFILIATED COMPUTER      CL A        008190100     8114      156340    Sh             Sole        N/A         156340
SERVICES INC


ALCOA INC                COM         013817101     2279      65692     Sh             Sole        N/A         65692


ALTRIA GROUP INC         COM         02209S103     1165      21390     Sh             Sole        N/A         21390


AMERICAN EXPRESS CO      COM         025816109     12216     235604    Sh             Sole        N/A         235604


AMERICREDIT CORP         COM         03060R101     1161      68191     Sh             Sole        N/A         68191


AMGEN INC                COM         031162100     10165     174745    Sh             Sole        N/A         174745


ANHEUSER BUSCH COS INC   COM         035229103     870       17055     Sh             Sole        N/A         17055


AON CORP                 COM         037389103     1061      38000     Sh             Sole        N/A         38000


APPLIED INDL             COM         03820C105     230       10125     Sh             Sole        N/A         10125
TECHNOLOGIES INC


APPLIED MATLS INC        COM         038222105     370       17320     Sh             Sole        N/A         17320


BAUSCH & LOMB INC        COM         071707103     1070      17848     Sh             Sole        N/A         17848


BERKSHIRE HATHAWAY INC   CL A        084670108     840       9         Sh             Sole        N/A         9
DEL


BP PLC                   SPONSORED   055622104     318       6220      Sh             Sole        N/A         6220
                         ADR


BRISTOL MYERS SQUIBB CO  COM         110122108     202       8320      Sh             Sole        N/A         8320


CAMPBELL SOUP CO         COM         134429109     319       11688     Sh             Sole        N/A         11688


CISCO SYS INC            COM         17275R102     300       12740     Sh             Sole        N/A         12740


CITIGROUP INC            COM         172967101     15958     308668    Sh             Sole        N/A         308668


COCA COLA CO             COM         191216100     4967      98751     Sh             Sole        N/A         98751


COGNOS INC               COM         19244C109     5389      173500    Sh             Sole        N/A         173500


COLGATE PALMOLIVE CO     COM         194162103     625       11350     Sh             Sole        N/A         11350


COMCAST CORP NEW         CL A SPL    20030N200     569       20404     Sh             Sole        N/A         20404


CONSECO INC              COM NEW     208464883     9047      390630    Sh             Sole        N/A         390630


DE RIGO S P A            SPONSORED   245334107     54        10000     Sh             Sole        N/A         10000
                         ADR


DOMINION RES INC         COM         25746U109     7539      117245    Sh             Sole        N/A         117245
VA NEW


DOVER CORP               COM         260003108     610       15744     Sh             Sole        N/A         15744


DU PONT E.I. DE          COM         263534109     253       6000      Sh             Sole        N/A         6000
NEMOURS & CO


EXXON MOBIL CORP         COM         30231G102     6687      160776    Sh             Sole        N/A         160776


FIRST DATA CORP          COM         319963104     258       6116      Sh             Sole        N/A         6116


FUEL-TECH N V            COM         359523107     91        18185     Sh             Sole        N/A         18185


GENERAL ELEC CO          COM         369604103     14060     460674    Sh             Sole        N/A         460674


GILLETTE CO              COM         375766102     221       5640      Sh             Sole        N/A         5640


GLAXOSMITHKLINE          SPONSORED   37733W105     342       8566      Sh             Sole        N/A         8566
PLC                      ADR


GOLDMAN SACHS GROUP INC  COM         38141G104     12609     120832    Sh             Sole        N/A         120832


HARTFORD FINL            COM         416515104     9317      146265    Sh             Sole        N/A         146265
SVCS GROUP INC


HOLLINGER INTL INC       CL A        435569108     248       12500     Sh             Sole        N/A         12500


HONEYWELL INTL INC       COM         438516106     284       8400      Sh             Sole        N/A         8400


INTEL CORP               COM         458140100     3966      145820    Sh             Sole        N/A         145820


INTERNATIONAL            COM         459200101     4355      47424     Sh             Sole        N/A         47424
BUSINESS MACHS


J P MORGAN CHASE & CO    COM         46625H100     1446      34465     Sh             Sole        N/A         34465


JOHNSON & JOHNSON        COM         478160104     9015      177742    Sh             Sole        N/A         177742


KOOR INDS LTD            SPONSORED   500507108     75        10000     Sh             Sole        N/A         10000
                         ADR


L-3 COMMUNICATIONS        COM         502424104     11987     201535    Sh             Sole        N/A         201535
HLDGS INC


LUCENT TECHNOLOGIES INC  COM         549463107     62        15000     Sh             Sole        N/A         15000


LUXOTTICA GROUP          SPONSORED   55068R202     431       27250     Sh             Sole        N/A         27250
S P A                    ADR


MACERICH CO              COM         554382101     377       7000      Sh             Sole        N/A         7000


MARSH & MCLENNAN         COM         571748102     1813      39154     Sh             Sole        N/A         39154
COS INC


MAY DEPT STORES CO       COM         577778103     214       6192      Sh             Sole        N/A         6192


MCDONALDS CORP           COM         580135101     670       23436     Sh             Sole        N/A         23436


MERCK & CO INC           COM         589331107     1362      30828     Sh             Sole        N/A         30828


MERRILL LYNCH & CO INC   COM         590188108     238       4000      Sh             Sole        N/A         4000


MICROSOFT CORP           COM         594918104     8700      348403    Sh             Sole        N/A         348403


NEWMONT MINING CORP      COM         651639106     212       4550      Sh             Sole        N/A         4550


NORTEL NETWORKS          COM         656568102     71        12000     Sh             Sole        N/A         12000
CORP NEW


NPS PHARMACEUTICALS INC  COM         62936P103     2007      70300     Sh             Sole        N/A         70300


ORACLE CORP              COM         68389X105     330       27500     Sh             Sole        N/A         27500


PACIFIC SUNWEAR          COM         694873100     2945      120000    Sh             Sole        N/A         120000
CALIF INC


PALL CORP                COM         696429307     753       33197     Sh             Sole        N/A         33197


PEPSICO INC              COM         713448108     9829      182522    Sh             Sole        N/A         182522


PFIZER INC               COM         717081103     12541     357795    Sh             Sole        N/A         357795


PROCTER & GAMBLE CO      COM         742718109     9156      87297     Sh             Sole        N/A         87297


REYNOLDS R J TOB         COM         76182K105     2220      36700     Sh             Sole        N/A         36700
HLDGS INC


SCHLUMBERGER             COM         806857108     214       3355      Sh             Sole        N/A         3355


SHERWIN WILLIAMS CO      COM         824348106     231       6000      Sh             Sole        N/A         6000


SMURFIT-STONE            COM         832727101     963       54773     Sh             Sole        N/A         54773
CONTAINER CORP


ST PAUL COS INC          COM         792860108     330       8238      Sh             Sole        N/A         8238


SYSCO CORP               COM         871829107     250       6400      Sh             Sole        N/A         6400


THERMO ELECTRON CORP     COM         883556102     340       12019     Sh             Sole        N/A         12019


TRAVELERS PPTY           CL B        89420G406     2858      165472    Sh             Sole        N/A         165472
CAS CORP NEW


TYCO INTL LTD NEW        COM         902124106     745       25994     Sh             Sole        N/A         25994


UNITED TECHNOLOGIES      COM         913017109     9459      109605    Sh             Sole        N/A         109605
CORP


VIA NET WRKS INC         COM         925912107     46        38345     Sh             Sole        N/A         38345


VIACOM INC               CL B        925524308     9026      230205    Sh             Sole        N/A         230205


VIVENDI UNIVERSAL        SPON        92851S204     454       17120     Sh             Sole        N/A         17120
                         ADR NEW


STEWART W P & CO LTD     COM         G84922106     707       539       Sh             Sole        N/A         539


WACHOVIA CORP            COM         929903102     406       8640      Sh             Sole        N/A         8640
2ND NEW


WALGREEN CO              COM         931422109     2311      70150     Sh             Sole        N/A         70150


WAL-MART STORES INC      COM         931142103     1180      19765     Sh             Sole        N/A         19765


WELLS FARGO & CO         COM         949746101     302       5325      Sh             Sole        N/A         5325
NEW
